Commitments and Contingencies (Details) - Schedule of Future Minimum Commitments Due - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Future Minimum Commitments Due [Abstract]
2024		$ 93
2025		96
2026		100
2027		25
Total remaining lease payments	$ 49	314
Less: imputed lease interest	(1)	(34)
Less: Current portion	(48)	(76)
Operating lease liability, net of current portion		$ 204	$ 280